Discontinued Operations Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	$ 3,228	$ 3,285
Operating costs and expenses	(4,334)	(4,467)
Income tax benefit	1	473
Loss from discontinued operations, net of tax	$ (1,105)	$ (709)